Annual Report
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]




                                   California
                                    Tax-Free
                                  Income Fund


                                AUGUST 31, 1997





                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles F. Fretz*
                             Harold R. Hiser, Jr.*
                                Anne C. Hodsdon
                               Charles L. Ladner*
                              Leo E. Linbeck, Jr.*
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                John P. Toolan*
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer

                                   CUSTODIAN
                        Investors Bank and Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072


                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

The Taxpayer Relief Act of 1997 recently signed into law by President Clinton includes new twists and important changes to Individual Retirement Account (IRA) laws. The provisions will, among other things, allow more people to qualify for annual tax-deductible IRA contributions and to save tax-free for college. They also allow IRA investors to withdraw money penalty-free from all IRAs to buy a first home or pay for college expenses.

     For existing deductible IRAs, the law doubles income limits over the next eight to 10 years for those eligible to deduct an annual IRA contribution of up to $2,000. For individuals, the annual income cap will increase incrementally from the current $25,000 to $50,000 by 2005. For couples, the limit would increase from $40,000 today to $80,000 in 2007. The new law allows non-working spouses to make IRA contributions even if their spouse is covered by a pension plan at work, provided the couple's joint income is less than $150,000.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

     The law also creates two new IRA investment vehicles. One, called the "Roth IRA" after its principal congressional sponsor, allows for non-deductible annual contributions up to a $2,000 maximum. But income accumulates tax-free and if the account has been open for five years, distributions are tax-free if they are used after age 591/2 or upon death, disability or a first-time home purchase. Withdrawals for higher-education expenses would not be subject to a 10% penalty. Eligible investors must earn less than $95,000 per year individually or $150,000 per couple.

     A second new IRA plan is called the "Education IRA" which allows non-deductible contributions of up to $500 per year, per child under age 18. Earnings in the account accumulate tax-free, and withdrawals are also not taxed when applied toward undergraduate or graduate-level expenses. Eligible investors are subject to the same income restrictions as the Roth IRA.

     The law has also made some important changes in capital gains tax rates and estate tax laws. But the devil is in the details, and so we recommend exploring how you can benefit from the changes with your investment professional and tax advisor. The Taxpayer Relief Act of 1997 gives investors new options toward savings. It's a move we applaud.

Sincerely,

/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                    By Dianne Sales, CFA, Portfolio Manager

                            John Hancock California
                              Tax-Free Income Fund

                   Municipal bonds turn in solid performance
                        as market fluctuations increase

The bond market rode waves of volatility over the last 12 months. Fear about a rebirth of inflation -- dreaded by bond holders for its erosive effects on fixed income payments -- alternated during the year with elation over economic data that showed inflation at barely noticeable levels. When the economy picked up steam early this year and investors' concerns grew, the Federal Reserve Board raised interest rates a quarter percentage point as an insurance policy against inflation. Interest rates rose and bond prices fell both leading up to, and in the wake of, the Fed action. In fact, the conflicting opinions of analysts who held to the traditional view that a surging economy inevitably leads to higher inflation, and of those who embrace the "new era" belief that the economy can grow at a faster pace today without inflation, added to the market's wavering. But by the end of April, bonds staged a rally that lasted through July as it became clear that the economy had slowed from its blistering first quarter 1997 pace and the Fed made no further attempts to rein it in.

"Our careful management of portfolio duration helped the Fund's performance."

     Even with the increased volatility, bonds moved ahead overall during the year. Municipal bond performance was further enhanced by the continuing positive trends of reduced supply and strong demand. With this backdrop, John Hancock California Tax-Free Income Fund turned in a strong absolute and relative performance. For the 12 months ended August 31, 1997, the Fund posted total returns for its Class A and Class B

[A 2 1/4" x 3 1/2" photo of Fund management team. Caption reads: " Dianne Sales-Singer (seated) and Fund management team members (l-r) Michael Roye, Holly Morris, and Frank Lucibella".]

================================================================================

              John Hancock Funds - California Tax-Free Income Fund


[Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into 11 sections. Going from top left to right; Water & Sewer 11%; General Obligation 2%; Certificate of Participation 12%; Education 11%; Electric 5%; Health 22%; Housing 4%; Industrial Development 1%; Other 22%; Polution Control 2%; Transportation 8%. Footnote below states "As a percentage of net assets on August 31, 1997".]

"The prospects for California remain bright."

shares of 9.71% and 8.88%, respectively, at net asset value. That compared favorably to the 8.98% return of the average California municipal bond fund, according to Lipper Analytical Services, Inc. 1 Please see pages six and seven for longer-term performance information.

Strategy and performance review
Throughout the year, our careful management of portfolio duration helped the Fund's performance. Duration is a measure of how much a bond's price changes in response to changing interest rates. The shorter the duration, the less a bond's price moves with rate changes. At the beginning of the period last September, the Fund's duration was longer than average and we benefited from the market rally last October and November. As the economy heated up earlier this year, we became more conservative and shortened duration, only to lengthen again in May when inflation fears ebbed. For now, we are keeping duration neutral relative to our peers, given the rally that's already occurred and the market's skittishness about the economy's strength.

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers". The first listing is Puerto Rico Acqueduct & Sewer Authority followed by an up arrow and the phrase "Good bond call structure". The second listing is Foothills/Eastern Transportation Corridor followed by an up arrow and the phrase "Impoving economy; yield scarcity". The third listing is Housing bonds followed by a down arrow and the phrase "Short call structure limits performance". A footnote below states "See 'Schedule of Investments.' Investment holdings are subject to change".]

     Performance boosts came from our bonds with attractive coupons and good call protection (the length of time during which a security cannot be redeemed prior to its maturity). In particular, our non-callable bonds, those that cannot be redeemed until maturity, did well. Our focus on bonds with good structure has been a priority for the Fund over the past several years. As we have discussed in previous reports, having strong call protection helps the Fund maintain greater income stability, because it prevents more of the Fund's holdings from being called away by municipalities looking to refinance their debt at lower interest rates. Early calls can reduce returns because bondholders are forced to reinvest the proceeds at lower yields. In addition to providing a competitive yield, bonds with good call protection have seen strong price gains as demand for them has risen and they have become more rare.

     By far the strongest contributors to the Fund's performance over the last 12 months were our uninsured, lower-rated bonds. Now that about 65% of municipal bonds coming to the market have bond insurance (a policy that ensures the timely payment of principal and interest), the supply of lower-rated, uninsured bonds has dwindled. At the same time, demand for these higher-yielding bonds has increased, causing their prices to rise significantly in the last 12 months. Our in-depth credit analysis has led us to some uninsured bonds with solid underlying fundamentals, strong liquidity and attractive yields.

================================================================================

              John Hancock Funds - California Tax-Free Income Fund


[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended August 31, 1997." The chart is scaled in increments of 2%, with 10% at the top and 0% at the bottom. The first represents the 9.71% total return for John Hancock California Tax-Free Income
Fund: Class A. The second represents the 8.88% total return for John Hancock California Tax-Free Income Fund: Class B. The third represents the 8.98% total return for the average California municipal bond fund. A Footnote below states "Total returns for John Hancock California Tax-Free Income Fund are at net asset value with all distributions reinvested. The average California municipal bond fund is tracked by Lipper Analytical Services (1). See the following two pages for historical performance information."]

One of our best-performing BBB-rated bonds was also one of our largest holdings -- Foothills/Eastern Transportation Corridor Agency Bonds. This toll road construction project, which is on time and on budget, will serve southern California's rejuvenated and now robust Orange County. In addition to providing attractive current income, the bonds' price gains continue to reflect the improving California economy as well as the increased demand for uninsured bonds. Other solid performers were our holdings issued by Duarte for the City of Hope National Medical Center Project. This nationally renowned research and cancer-care facility has been a solid credit due primarily to its healthy endowment and strong fundraising track record that help ensure the non-profit institution's future viability.

A look ahead
The prospects for California remain bright. The state today is on more solid economic footing than it has been in years; its path of recovery is remarkably widespread and the economy has become increasingly diverse. The state's revenue growth is stronger than expected, but spending remains under control. One area we're watching is how the state handles the growing pressures faced by counties and cities as they adjust to welfare restructuring. This comes at a time when voters are reluctant to approve new initiatives. It remains a key issue for the state, and while we are not concerned about its impact on any of our holdings, it could become a potential vulnerable spot for local governments if it's not properly addressed.

"...we'll continue to focus on increasing the Fund's competitive yield..."

We're also encouraged about the overall outlook for municipal bonds, given that the supply continues to be outstripped by demand, especially in California with its buoyant state economy. That has caused more investors to seek ways to shelter their rising incomes and benefit from the state's federal and state tax exemption for municipal bonds. After their strong move up over the last year, municipal bonds are not as inexpensive as they were a year ago, but in our view they remain fairly valued. For now, we're keeping the Fund's duration fairly neutral until we have a clearer picture on the national economy, and the Fed's next moves. As always, we'll continue to focus on increasing the Fund's competitive yield, while seeking ways to enhance overall return.


--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns for the John Hancock California Tax-Free Income Fund. Total return is a performance measure that equals the sum of all income and capital gain distributions, assuming reinvestment of these distributions and the change in the price of the Fund's shares expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 4.5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Performance is affected by a 12b-1 plan. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

     Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax. Also note that capital gains are taxable.

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended June 30, 1997
                                             ONE      FIVE     LIFE OF
                                             YEAR     YEARS     FUND
                                             ----     -----     ----

John Hancock California Tax-Free
Income Fund: Class A                         4.07%    35.01%  68.61%(1)
John Hancock California Tax-Free
Income Fund: Class B                         3.15%    34.31%  41.23%(2)

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended June 30, 1997
                                             ONE      FIVE     LIFE OF
                                             YEAR     YEARS     FUND
                                             ----     -----     ----

John Hancock California Tax-Free
Income Fund: Class A(3)                      4.07%    6.19%   7.21%(1)
John Hancock California Tax-Free
Income Fund: Class B(3)                      3.15%    6.08%   6.34%(2)

--------------------------------------------------------------------------------
                                     YIELDS
--------------------------------------------------------------------------------

As of August 31, 1997
                                                  SEC 30-DAY
                                                     YIELD
                                                     -----

John Hancock California Tax-Free
Income Fund: Class A                                 4.44%
John Hancock California Tax-Free
Income Fund: Class B                                 3.89%



                              Notes to Performance

(1)  Class A commenced operations on December 29, 1989.
(2)  Class B commenced operations on December 31, 1991.
(3) The Adviser has voluntarily reduced a portion of the management fee and a portion of the custodian fees during the period. Without the limitation of expenses, the average annual total returns for one-year, five-year and since inception periods for Class A shares would have been 3.98%, 6.05% and 6.93%, respectively. Without the limitation of expenses, the average annual total returns for one-year, five-year and since inception periods for Class B shares would have been 3.06%, 5.94% and 6.33%, respectively.

================================================================================

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock California Tax-Free Income Fund would be worth on August 31, 1997. They assume that you invested on the day each class of shares started. They also assume that you have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index--an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

--------------------------------------------------------------------------------
California Tax-Free Income Fund:
Class A shares

Line  chart  with  the  heading  California   Tax-Free  Income  Fund:  class  A,
representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the California Tax-Free Income Fund on December 29, 1989, before sales charge, and is equal to $18,032 as of August 31, 1997. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $17,964 as of August 31, 1997. The third line represents the California Tax-Free Income Fund after sales charge and is equal to $17,220 as of August 31, 1997.

California Tax-Free Income Fund
Class B shares

Line  chart  with  the  heading  California   Tax-Free  Income  Fund:  Class  B,
representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $14,931 as of August 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the California Tax-Free Income Fund on December 31, 1991, before contingent deferred sales charge, and is equal to $14,372 as of August 31, 1997. The third line represents the California Tax-Free Income Fund after contingent deferred sales charge and is equal to $14,272 as of August 31, 1997.
--------------------------------------------------------------------------------

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on August 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
August 31, 1997
--------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
    Tax-exempt long-term bonds (cost - $348,318,365) ...........   $376,637,464
  Cash .........................................................      1,163,851
  Receivable for investments sold ..............................         61,200
  Receivable for shares sold ...................................        428,818
  Interest receivable ..........................................      5,618,268
  Other assets .................................................         79,832
                                                                   ------------
                              Total Assets .....................    383,989,433
                              -------------------------------------------------
Liabilities:
  Payable for investments purchased ............................      2,476,342
  Payable for shares repurchased ...............................        382,693
  Payable for futures variation margin - Note A ................         21,250
  Dividend payable .............................................        137,283
  Payable to John Hancock Advisers, Inc.
    and affiliates - Note B ....................................        250,185
  Accounts payable and accrued expenses ........................         61,492
                                                                   ------------
                              Total Liabilities ................      3,329,245
                              -------------------------------------------------
Net Assets:
  Capital paid-in ..............................................    364,264,628
  Accumulated net realized loss on investments and
    financial futures contracts ................................    (11,964,620)
  Net unrealized appreciation of investments and
    financial futures contracts ................................     28,325,177
  Undistributed net investment income ..........................         35,003
                                                                   ------------
                              Net Assets .......................   $380,660,188
                              =================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
  Class A - $291,166,813/27,034,368 ............................         $10.77
  =============================================================================
  Class B - $89,493,375/8,309,315 ..............................         $10.77
  =============================================================================
Maximum Offering Price Per Share*
  Class A - ($10.77 x104.71%) ..................................         $11.28
  =============================================================================
* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended August 31, 1997
--------------------------------------------------------------------------------
Investment Income:
  Interest .....................................................    $23,384,662
                                                                    -----------
  Expenses:
    Investment management fee - Note B .........................      2,090,799
    Distribution and service fee - Note B
      Class A ..................................................        441,051
      Class B ..................................................        775,004
    Transfer agent fee - Note B ................................        205,909
    Financial services fee - Note B ............................         70,577
    Custodian fee ..............................................         47,493
    Auditing fee ...............................................         39,341
    Trustees' fees .............................................         35,870
    Registration and filing fees ...............................         19,988
    Printing ...................................................         19,374
    Legal fees .................................................         13,430
    Miscellaneous ..............................................         13,337
    Less management fee reduction - Note B .....................       (275,247)
                                                                    -----------
                              Total Expenses ...................      3,496,926
                              -------------------------------------------------
                              Net Investment Income ............     19,887,736
                              -------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized loss on investments sold ........................     (1,712,955)
  Net realized loss on financial futures contracts .............     (1,946,118)
  Change in net unrealized appreciation/depreciation
    of investments .............................................     19,006,860
  Change in net unrealized appreciation/depreciation
    of financial futures contracts .............................       (497,344)
                                                                    -----------
                              Net Realized and Unrealized
                              Gain on Investments and
                              Financial Futures Contracts ......     14,850,443
                              -------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ........    $34,738,179
                              =================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                   PERIOD FROM
                                                                                 YEAR ENDED     JANUARY 1, 1996 TO      YEAR ENDED
                                                                             DECEMBER 31, 1995  AUGUST 31, 1996 (1)  AUGUST 31, 1997
                                                                             -----------------  -------------------  ---------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income .....................................................    $19,253,594       $13,676,394       $19,887,736
  Net realized loss on investments sold and financial futures contracts .....     (2,245,541)       (1,771,705)       (3,659,073)
  Change in net unrealized appreciation/depreciation of investments
    and financial futures contracts .........................................     51,125,949       (10,264,530)       18,509,516
                                                                                ------------       -----------       -----------
      Net Increase in Net Assets Resulting from Operations ..................     68,134,002         1,640,159        34,738,179
                                                                                ------------       -----------       -----------
Distributions to Shareholders:
  Distributions from net investment income
    Class A - ($0.5743, $0.3875 and $0.5718 per share, respectively) ........    (15,185,497)      (11,033,084)      (15,922,912)
    Class B - ($0.4988, $0.3353 and $0.4909 per share, respectively) ........     (4,060,951)       (2,654,650)       (3,998,280)
                                                                                ------------       -----------       -----------
      Total Distributions to Shareholders ...................................    (19,246,448)      (13,687,734)      (19,921,192)
                                                                                ------------       -----------       -----------
From Fund Share Transactions - Net: * .......................................     26,141,459       ( 7,604,371)       (8,482,019)
                                                                                ------------       -----------       -----------
Net Assets:
  Beginning of period .......................................................    318,948,153       393,977,166       374,325,220
                                                                                ------------       -----------       -----------
  End of period (including undistributed net investment income of
    $147,647; $107,130 and $35,003, respectively) ...........................   $393,977,166      $374,325,220      $380,660,188
                                                                                ============      ============      ============
* Analysis of Fund Share Transactions:

                                                                                  PERIOD FROM
                                                          YEAR ENDED              JANUARY 1, 1996 TO            YEAR ENDED
                                                       DECEMBER 31, 1995          AUGUST 31, 1996 (1)         AUGUST 31, 1997
                                                    -------------------------  -------------------------  --------------------------
                                                      SHARES       AMOUNT        SHARES       AMOUNT         SHARES      AMOUNT
                                                    -----------  ------------  -----------  ------------  -----------  -------------
CLASS A
  Shares sold ....................................   2,339,818   $18,225,155    1,252,548   $13,030,082    15,577,087  $163,663,688
  Shares issued in reorganization - Note D .......   4,164,385    48,873,637       --            --            --            --
  Shares issued to shareholders in reinvestment
    of distributions .............................     694,275     6,453,478      481,285     4,994,844       667,751     7,067,034
                                                     ---------   -----------    ---------    ----------    ----------   -----------
                                                     7,198,478    73,552,270    1,733,833    18,024,926    16,244,838   170,730,722
  Less shares repurchased ........................  (4,285,570)  (43,261,363)  (2,582,406)  (26,795,066)  (17,309,091) (182,073,253)
                                                     ---------   -----------    ---------    ----------    ----------   -----------
  Net increase (decrease) ........................   2,912,908   $30,290,907     (848,573)  ($8,770,140)  (1,064,253)  ($11,342,531)
                                                     =========   ===========    =========    ==========    =========    ===========
CLASS B
  Shares sold ....................................     861,939    $8,918,797      874,863    $9,083,702    1,334,549    $14,107,925
  Shares issued to shareholders in reinvestment
    of distributions .............................     208,712     1,924,315      120,687     1,252,034      179,889      1,903,812
                                                     ---------   -----------    ---------    ----------    ----------   -----------
                                                     1,070,651    10,843,112      995,650    10,335,736    1,514,438     16,011,737
  Less shares repurchased ........................  (1,484,859)  (14,992,560)    (882,160)   (9,169,967)  (1,243,410)   (13,151,225)
                                                     ---------   -----------    ---------    ----------    ----------   -----------
  Net increase (decrease) ........................    (414,208)  ($4,149,448)     113,390    $1,165,769      271,028     $2,860,512
                                                     =========   ===========    =========    ==========    =========    ===========

(1)  Effective  August 31, 1996,  the fiscal period end changed from December 31 to August 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


Financial Highlights
Selected data for each share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------

                                                                                                         PERIOD FROM
                                                                         YEAR ENDED DECEMBER 31,        JANUARY 1, 1996  YEAR ENDED
                                                               ----------------------------------------- TO AUGUST 31,    AUGUST 31,
                                                                 1992       1993      1994(1)     1995      1996(9)          1997
                                                               --------   --------   --------   -------- --------------  -----------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ....................      $10.32     $10.41     $10.85      $9.28     $10.69       $10.36
                                                               --------   --------   --------   --------   --------      --------
  Net Investment Income ...................................        0.66(2)    0.62       0.58       0.57(2)    0.39(2)      0.57(2)
  Net Realized and Unrealized Gain (Loss) on
    Investments and Financial Futures Contracts ...........        0.25       0.76      (1.57)      1.41      (0.33)        0.41
                                                               --------   --------   --------   --------   --------      --------
    Total from Investment Operations ......................        0.91       1.38      (0.99)      1.98       0.06         0.98
                                                               --------   --------   --------   --------   --------      --------
  Less Distributions:
  Dividends from Net Investment Income ....................       (0.67)     (0.62)     (0.58)     (0.57)     (0.39)       (0.57)
  Distributions from Net Realized Gains on
    Investments Sold and Financial Futures Contracts ......       (0.15)     (0.32)      --         --         --           --
                                                               --------   --------   --------   --------   --------      --------
    Total Distributions ...................................       (0.82)     (0.94)     (0.58)     (0.57)     (0.39)       (0.57)
                                                               --------   --------   --------   --------   --------      --------
  Net Asset Value, End of Period ..........................      $10.41     $10.85      $9.28     $10.69     $10.36       $10.77
                                                               ========   ========   ========   ========   ========      ========
  Total Investment Return at Net Asset Value (3) ..........       9.15%     13.60%     (9.31%)    21.88%      0.61%(7)      9.71%
  Total Adjusted Investment Return at Net Asset Value (3,4)       8.90%     13.42%     (9.45%)    21.73%      0.55%(7)      9.64%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ................    $217,014   $279,692   $241,583   $309,305   $291,072      $291,167
  Ratio of Expenses to Average Net Assets .................       0.58%      0.69%      0.75%      0.75%      0.76%(8,10)   0.75%
  Ratio of Adjusted Expenses to Average Net Assets (5) ....       0.83%      0.87%      0.89%      0.90%      0.84%(8)      0.82%
  Ratio of Net Investment Income to Average Net Assets ....       6.36%      5.69%      5.85%      5.76%      5.57%(8)      5.42%
  Ratio of Adjusted Net Investment Income to Average
    Net Assets (5) ........................................       6.11%      5.51%      5.71%      5.61%      5.48%(8)      5.35%
  Portfolio Turnover Rate .................................         34%        51%        62%        37%(6)     30%           15%
  Fee Reduction per Share .................................       $0.03(2)   $0.02      $0.01      $0.01(2)   $0.01(2)      $0.01(2)




The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                                         PERIOD FROM
                                                                         YEAR ENDED DECEMBER 31,        JANUARY 1, 1996  YEAR ENDED
                                                               ----------------------------------------- TO AUGUST 31,    AUGUST 31,
                                                                 1992       1993      1994(1)     1995      1996(9)          1997
                                                               --------   --------   --------   -------- --------------  -----------

CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ....................     $10.32     $10.41     $10.85      $9.28     $10.68        $10.36
                                                               -------    -------    -------    -------    -------       -------
  Net Investment Income ...................................       0.58(2)    0.54       0.51       0.50(2)    0.33(2)       0.49(2)
  Net Realized and Unrealized Gain (Loss) on
    Investments and Financial Futures Contracts ...........       0.25       0.76      (1.57)      1.40      (0.31)         0.41
                                                               -------    -------    -------    -------    -------       -------
    Total from Investment Operations ......................       0.83       1.30      (1.06)      1.90       0.02          0.90
                                                               -------    -------    -------    -------    -------       -------
  Less Distributions:
  Dividends from Net Investment Income ....................      (0.59)     (0.54)     (0.51)     (0.50)     (0.34)        (0.49)
  Distributions from Net Realized Gains on
    Investments Sold and Financial Futures Contracts ......      (0.15)     (0.32)      --         --         --            --
                                                               -------    -------    -------    -------    -------       -------
    Total Distributions ...................................      (0.74)     (0.86)     (0.51)     (0.50)     (0.34)        (0.49)
                                                               -------    -------    -------    -------    -------       -------
  Net Asset Value, End of Period ..........................     $10.41     $10.85      $9.28     $10.68     $10.36        $10.77
                                                               =======    =======    =======    =======    =======       =======
  Total Investment Return at Net Asset Value (3) ..........      8.35%     12.76%     (9.99%)    20.87%      0.20%(7)      8.88%
  Total Adjusted Investment Return at Net Asset Value (3,4)      8.10%     12.58%    (10.13%)    20.72%      0.14%(7)      8.81%

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ................    $26,595    $65,437    $77,365    $84,673    $83,253       $89,493
  Ratio of Expenses to Average Net Assets .................      1.35%      1.44%      1.50%      1.50%      1.52%(8,10)   1.50%
  Ratio of Adjusted Expenses to Average Net Assets (5) ....      1.60%      1.62%      1.64%      1.65%      1.59%(8)      1.57%
  Ratio of Net Investment Income to Average Net Assets ....      5.43%      4.82%      5.10%      4.97%      4.81%(8)      4.66%
  Ratio of Adjusted Net Investment Income to Average
    Net Assets (5) ........................................      5.18%      4.64%      4.96%      4.82%      4.72%(8)      4.59%
  Portfolio Turnover Rate .................................        34%        51%        62%        37%(6)     30%           15%
  Fee Reduction per Share .................................      $0.03(2    $0.02      $0.01      $0.01(2)   $0.01(2)      $0.01(2)

 (1) On December 22, 1994, John Hancock Advisers, Inc., became the investment adviser of the Fund.
 (2) Based on the average of the shares outstanding at the end of each month.
 (3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
 (5) Unreimbursed, without fee reduction.
 (6) Portfolio turnover excludes merger activity.
 (7) Not annualized.
 (8) Annualized.
 (9) Effective  August 31, 1996,  the fiscal period  changed from December 31 to August 31.
(10) For the period ended  August 31, 1996, the Ratio of Expenses to Average Net Assets for the Fund excludes the effect of expense offsets. If expenses offsets were included, the Ratio of Expenses to Average Net Assets would be 0.75% for Class A and 1.50% for Class B.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


Schedule of Investments
August 31, 1997
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the California Tax-Free Income Fund on August 31, 1997. It has one main category: tax-exempt long-term bonds. The tax-exempt long-term bonds are broken down by state. Under each state is a list of the securities owned by the Fund.

                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
TAX-EXEMPT LONG-TERM BONDS
California (93.27%)
  ABAG Finance Auth for Nonprofit Corps,
    Cert of Part Nat'l Ctr for Int'l Schools Proj .............  7.375%    05-01-18       BB+      $4,300    $4,329,326      7.33%
    Cert of Part Peninsula Family YMCA Ser A ..................  6.800     10-01-11       Baa1      1,000     1,054,280      6.45
  Alameda, County of,
    Cert of Part 1992 Cap Proj ................................  6.750     06-01-16       A           500       548,725      6.15
  Anaheim Public Financing Auth,
    Sub Lease Rev 1997 Ser C Anaheim Pub Imp Proj .............  6.000     09-01-16       AAA       1,000     1,089,500      5.51
    Sub Lease Rev 1997 Cap Apprec Ser C Anaheim Pub Imp Proj ..   Zero     09-01-18       AAA       3,000       932,670      5.64
  Anaheim, City of,
    Ref Cert of Part Reg RITES Convention Center ..............  8.220#    07-16-23       AAA       2,000     2,245,000      7.90
  Arcadia, County of,
    Hosp Rev Methodist Hosp of Southern California ............  6.625     11-15-22       A         1,205     1,303,701      6.12
  Avalon Community Improvement Agency,
    Tax Alloc Community Imp Proj Ser B ........................  6.400     08-01-22       A-        1,895     1,989,769      6.10
  Bakersfield Central District Development Agency,
    Tax Alloc Ref Downtown Bakersfield Redevel Proj ...........  6.625     04-01-15       BBB+      4,000     4,495,040      5.90
  Bakersfield Memorial Hospital,
    Hosp Rev Ser A ............................................  6.500     01-01-22       A-        2,000     2,085,000      6.24
  Beaumont Unified School District,
    Cert of Part Cap Imp Proj .................................  7.700     01-01-21       BBB+      1,000     1,122,970      6.86
  Beverly Hills Public Financing Auth,
    Lease Rev INFLOS ..........................................  7.470#    06-01-15       AAA       2,500     2,521,875      7.41
  Brentwood Redevelopment Agency,
    Tax Alloc Brentwood Redevel Proj Ser A ....................  7.700     11-01-08       BBB         135       142,534      7.29
  Burbank Redevelopment Agency,
    Tax Alloc Golden State Redevel Proj Ser A .................  6.000     12-01-23       A-        2,750     2,807,062      5.88
  California Educational Facilities Auth,
    Rev 1993 Ser B Pooled College & Univ Proj .................  6.125     06-01-09       Baa3      1,000     1,043,410      5.87
    Rev Ref Ser A Univ of Southern California .................  5.700     10-01-15       AA        1,000     1,034,590      5.51
  California Health Facilities Financing Auth,
    Hosp Rev 1991 Ser A San Diego Hosp Assoc ..................  6.950     10-01-21       A           250       271,027      6.41
    Ins Hosp Rev Ser 1990 Children's Hosp San Diego ...........  6.500     07-01-20       AAA         500       540,730      6.01
    Ins Rev Ref Ser A Catholic Healthcare West Obligated Group   5.750     07-01-15       AAA       2,000     2,055,800      5.59
    Ins Rev Ser A San Diego Christian Foundation ..............  6.250     07-01-12       A+        1,135     1,205,529      5.88
    Ins Rev Ser B Hlth Facil Small Facil ......................  7.500     04-01-22       A+        2,000     2,327,480      6.44
    Rev 1990 Ser A Kaiser Permanente ..........................  7.000     12-01-10       AA          600       658,734      6.38

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
California (continued)
    Rev Ser 1994A Scripps Research Institute .................   6.300%    07-01-09       A2         $500      $540,715      5.83%
    Sec Rev 1991 Ser Hosp of the Good Samaritan ..............   7.000     09-01-21       BBB+      2,250     2,393,527      6.58
  California Housing Finance Agency,
    Home Mtg Rev 1988 Ser B ..................................   8.600     08-01-19       AA-          40        41,468      8.30
    Home Mtg Rev 1988 Ser D ..................................   8.000     08-01-19       AA-          70        73,002      7.67
    Home Mtg Rev 1989 Ser A ..................................   7.625     08-01-09       AA-          30        30,828      7.42
    Home Mtg Rev 1989 Ser B ..................................   8.000     08-01-29       AA-          65        67,939      7.65
    Home Mtg Rev 1989 Ser D ..................................   7.500     08-01-29       AA-         110       114,665      7.19
    Home Mtg Rev 1990 Ser D ..................................    Zero     08-01-20       AA-       8,500     1,477,385      6.65
    Home Mtg Rev 1991 Ser A ..................................   7.375     08-01-17       AA-         380       400,634      7.00
    Home Mtg Rev 1991 Ser C ..................................   7.450     08-01-11       AA-          15        15,373      7.27
    Home Mtg Rev 1994 Ser C ..................................   6.650     08-01-14       AA-       1,000     1,049,270      6.34
    Home Mtg Rev 1994 Ser G ..................................   7.250     08-01-17       AA-       3,500     3,766,350      6.74
    Hsg Rev 1991 Ser E .......................................   7.000     08-01-26       AAA         525       552,321      6.65
  California Pollution Control Financing Auth,
    Poll Control Rev 1991 Ser Southern Calif Edison Co .......   6.900     12-01-17       A+          500       540,920      6.38
    Poll Control Rev 1992 Ser A Pacific Gas & Elec Co ........   6.625     06-01-09       A+          500       541,715      6.11
    Poll Control Rev 1997 Ser A Ref Laidlaw Environmental Proj   6.700     07-01-07       BBB-      2,000     2,036,940      6.58
    Solid Waste Disposal Rev Keller Canyon Landfill Co Proj ..   6.875     11-01-27       A         2,000     2,201,780      6.24
  California Rural Home Mortgage Finance Auth,
    Single Family Mtg Rev Ser A Mtg Backed Sec's Prog ........   7.550     11-01-26       AAA         800       907,400      6.66
    Single Family Mtg Rev Ser A Step Coupon Mtg Backed
      Sec's Prog .............................................   6.450     05-01-27       AAA         805       914,102      5.68
  California State Department of Water Resources,
    Wtr Sys Rev Ser T Central Valley Proj** ..................   5.000     12-01-11       AA        2,500     2,423,050      5.16
  California State Public Works Board,
    Lease Rev 1992 Ser A The Trustees of the Calif State
      Univ Various Univ Projs ................................   6.700     10-01-17       A         1,500     1,691,475      5.94
    Lease Rev 1994 Ser A Dept of Corrections
      Calif State Prison Monterey County (Soledad II) ........   6.875     11-01-14       A           500       582,350      5.90
    Lease Rev 1996 Ser A Dept of Corrections .................   5.500     01-01-15       AAA       5,145     5,197,119      5.44
    Lease Rev Ref 1993 Ser A Dept of Corrections
      Various State Prisons ..................................   5.000     12-01-19       AAA       7,970     7,618,921      5.23
    Lease Rev Ref Ser A Various Univ Proj ....................   5.500     06-01-21       A         1,250     1,228,737      5.60
    Lease Rev Ser A Dept of Corrections ......................   5.250     01-01-21       AAA       4,500     4,352,760      5.43
    Lease Rev Ser A Various Community College Proj ...........   5.625     12-01-18       A         3,700     3,703,256      5.62
  California Statewide Communities Development Auth,
    Lease Rev Ser A Spl Facs-United Airlines .................   5.700     10-01-33       BB+       1,500     1,455,510      5.87
    Ins Cert of Part United Western Medical Centers ..........   6.750     12-01-21       A+        7,500     8,366,400      6.05
    Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles ....   6.200     08-01-12       A+        1,250     1,311,463      5.91
    Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles ....   6.250     08-01-22       A+        2,590     2,715,615      5.96
    Ins Rev Cert of Part Hlth Facil Eskaton Properties .......   6.700     05-01-11       A+        1,250     1,343,200      6.24
    Ins Rev Cert of Part Statewide Univ Northridge Proj ......   6.000     04-01-26       AAA       1,620     1,695,119      5.73
    Ins Rev Ref Cert of Part Triad Healthcare Hosp ...........   6.500     08-01-22       A+       13,000    13,810,160      6.12
  Campbell, City of,
    1991 Cert of Part Civic Center Proj ......................   6.750     10-01-17       AAA         155       172,689      6.06
    1991 Cert of Part Civic Center Proj ......................   6.750     10-01-17       A-        1,565     1,681,593      6.28

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
California (continued)
  Capistrano Unified School District,
    Spec Tax of Community Facil Dist 87-1 ....................   7.500%    09-01-07       Aaa      $3,500    $3,802,750      6.90%
    Spec Tax of Community Facil Dist 87-1 ....................   8.375     10-01-20       Aaa       3,000     3,422,160      7.34
    Spec Tax of Community Facil Dist 92-1 ....................   7.000     09-01-18       BBB-      1,500     1,577,715      6.66
    Spec Tax of Community Facil Dist 92-1 ....................   7.100     09-01-21       BBB-      2,250     2,405,903      6.64
  Carson Redevelopment Agency,
    Tax Alloc Ser 1992 Area No 1 Redevel Proj ................   6.375     10-01-12       BBB+        500       520,605      6.12
  Castaic Lake Water Agency,
    Cert of Part Ser 1990 Wtr Sys Imp Proj ...................   7.350     08-01-20       AAA         200       221,390      6.64
  Center Unified School District,
    GO Cap Apprec Ser C ......................................    Zero     09-01-16       AAA       2,145       748,090      5.62
  Central Coast Water Auth,
    Rev State Wtr Proj Regional Facil Ser 1992 ...............   6.600     10-01-22       AAA       3,700     4,155,544      5.88
  Central Valley Financing Auth,
    Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 .......   6.100     07-01-13       BBB-      3,300     3,424,410      5.88
    Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 .......   6.200     07-01-20       BBB-      1,000     1,037,560      5.98
  Clearlake Redevelopment Agency,
    Tax Alloc Highlands Park Community Devel Proj ............   6.400     10-01-23       BBB         500       513,925      6.23
  Costa Mesa Public Financing Auth,
    1991 Local Agency Rev Ser A ..............................   7.100     08-01-21       BBB         220       228,285      6.84
  Covina Hospital,
    Rev Cert of Part Intercommunity Hlth Serv Inc ............   7.000     03-01-17       BBB+        925       942,048      6.87
  Cucamonga School District,
    Cert of Part .............................................   7.600     12-01-15       Baa       1,000     1,097,850      6.92
  Davis Redevelopment Agency,
    Tax Alloc Ref Davis Redevel Proj .........................   7.000     09-01-24       AAA       5,115     5,787,367      6.19
  Del Mar Race Track Auth,
    Rev Ref Ser 1996 .........................................   6.000     08-15-06       BBB       2,240     2,361,587      5.69
    Rev Ref Ser 1996 .........................................   6.200     08-15-11       BBB       1,865     1,969,776      5.87
  Delano, City of,
    Cert of Part .............................................   7.000     04-01-10       BBB+      2,000     2,100,660      6.66
  Desert Hospital District,
    Hosp Rev Cert of Part Ser 1990 Desert Hosp Corp Proj .....   8.000     07-01-10       AAA         300       336,549      7.13
  Duarte, City of,
    Cert of Part City of Hope National Medical Center Proj ...   6.250     04-01-23       Baa1     15,960    16,399,698      6.08
  Elk Grove Unified School District,
    Spec Tax of Community Facil Dist 1 .......................   7.125     12-01-24       AAA       1,000     1,167,540      6.10
  Encinitas Public Finance Auth,
    Cert of Part Ser A Civic Center Proj .....................   6.750     12-01-11       A-        1,300     1,400,945      6.26
  Fairfield Public Financing Auth,
    1995 Rev Ser A Pennsylvania Ave Storm Drainage Proj ......   6.500     08-01-21       A-        1,085     1,141,626      6.18
  Fontana Public Financing Auth,
    Tax Alloc Rev 1990 Ser A North Fontana Redevel Proj ......   7.250     09-01-20       BB+         325       343,025      6.87
    Tax Alloc Rev Sub Lien 1991 Ser A North Fontana
      Redevel Proj ...........................................   7.750     12-01-20       AA          195       224,638      6.73
  Foothill-Eastern Transportation Corridor Agency,
    Toll Rd Rev Fixed Rate Current Int Ser 1995A .............   6.500     01-01-32       BBB-      1,665     1,775,156      6.10
    Toll Rd Rev Fixed Rate Current Int Ser 1995A .............   6.000     01-01-34       BBB-     14,775    15,091,185      5.87

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
California (continued)
  Fresno Joint Powers Financing Auth,
    Rev Ser A ................................................   6.550%    09-02-12       BBB      $2,000    $2,131,520      6.15%
  Fresno, City of,
    Hlth Facil Rev Ser 1991 Saint Agnes Medical Center .......   6.625     06-01-21       AA          250       270,935      6.11
  Industry Urban-Development Agency,
    Tax Alloc Ref Trans Dist Proj 3 ..........................   6.900     11-01-16       A-        1,020     1,102,171      6.39
  Inglewood, City of,
    Cert of Part Civic Center Imp Proj .......................   7.000     08-01-19       BBB-      1,000     1,073,520      6.52
  Irvine, City of,
    Imp Board Act of 1915 Assessment Dist 95-12 Ser B ........   6.550     09-02-21       BB+       1,000     1,025,950      6.38
  Irwindale Community Redevelopment Agency,
    Sub Lien Tax Alloc Industrial Devel Proj .................   7.050     12-01-26       BBB       2,750     2,981,963      6.50
  Lincoln Redevelopment Agency,
    Tax Alloc Lincoln Redevel Proj ...........................   7.650     08-01-17       BBB+        805       916,855      6.72
  Los Alamitos Unified School District,
    Spec Tax of Community Facil Dist 90-1 ....................   7.150     08-15-21       Baa1      6,005     6,737,610      6.37
  Los Angeles Community Redevelopment Financing Auth,
    Rev MultiFamily Ser A Grand Central Square ...............   5.850     12-01-26       BB        2,000     1,865,080      6.27
  Los Angeles County Health Facilities Auth,
    Lease Rev Ref Olive View Medical Center Proj .............   7.500     03-01-08       AA          450       466,992      7.23
  Los Angeles Department of Airports,
    Airport Rev AMT Ser A Ontario International Airport Proj .   6.000     05-15-26       AAA       2,000     2,057,600      5.83
  Los Angeles Department of Water and Power,
    Elec Plant Rev Ref 2nd Iss of 1993 .......................   5.400     11-15-12       A+        1,000     1,007,960      5.36
  Los Angeles Public Works Financing Auth,
    Rev Regional Park & Open Space Dist A ....................   6.000     10-01-15       AA        3,750     3,953,775      5.69
  Los Angeles, County of,
    Cert of Part Disney Pkg Proj .............................   6.500     03-01-23       BBB       2,000     2,071,920      6.27
    Cert of Part Reg Linked SAVRS & RIBS-Ref PJ ..............   6.708#    06-01-15       BBB       1,200     1,257,120      6.40
    Rev Ser B AMT Harbor Dept ................................   6.000     08-01-15       AA        2,000     2,115,340      5.67
  Metropolitan Water District,
    Wtr Rev Iss of 1991 ......................................   6.625     07-01-12       AA          750       827,723      6.00
    Wtr Rev Iss of 1992 ......................................   5.000     07-01-20       AA        7,500     7,024,350      5.34
  Mountain View Capital Improvements Financing Auth,
    1992 Rev City Hall/Community Theatre Complex & Shoreline
      Regional Park Comm Tax Alloc Refin .....................   6.500     08-01-16       AAA         600       651,630      5.98
  Newport-Mesa Unified School District,
    Community Facil Dist 90-1 Spec Tax Ser 1996 ..............   6.750     09-01-21       BBB-      3,000     3,091,350      6.55
  Northern California Transmission Agency,
    Rev 1990 Ser A Calif-Oregon Transm Proj ..................   7.000     05-01-13       AAA         100       120,325      5.82
    Rev 1992 Ser A Calif-Oregon Transm Proj ..................   6.500     05-01-16       AAA       1,000     1,090,740      5.96
  Oakland, Port of,
    Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj ...   6.800     01-01-19       A           500       538,470      6.31
  Oceanside, City of,
    Ref Cert of Part Ser A ...................................   6.375     04-01-12       A         3,000     3,210,900      5.96
  Orange Cove Irrigation District,
    Cert of Part Rehab Proj ..................................   7.250     02-01-12       BBB       2,000     2,225,340      6.52

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       15

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
California (continued)
    Cert of Part Rehab Proj ..................................   7.000%    02-01-15       BBB      $2,500    $2,761,950      6.34%
  Orange County Development Agency,
    Tax Alloc Santa Ana Heights Proj .........................   6.125     09-01-23       BBB       5,000     5,135,050      5.96
  Orange, County of,
    1996 Ser A Recovery Cert of Part .........................   5.800     07-01-16       AAA       2,000     2,053,260      5.65
    Cert of Part Civic Center Exp Proj .......................   6.700     08-01-18       AAA       1,000     1,108,790      6.04
    Ser A of 1990 Spec Tax of Community Facil Dist 87-3
      Mission Viego ..........................................   7.800     08-15-15       AA          350       391,129      6.98
    Ser A of 1992 Spec Tax of Community Facil Dist 88-1
      Aliso Viego ............................................   7.350     08-15-18       AAA       1,000     1,154,050      6.37
  Pasadena, City of,
    1993 Ref Cert of Part Old Pasadena Parking Facil Proj ....   6.250     01-01-18       A+        1,205     1,324,090      5.69
  Pittsburg Redevelopment Agency,
    Spec Tax of Community Facil Dist 90-1 California Ave .....   7.400     08-15-20       BBB       3,040     3,438,331      6.54
  Rancho Mirage, City of, Joint Powers Financing Auth,
    Cert of Part Eisenhower Memorial Hosp ....................   7.000     03-01-22       A2        4,500     5,069,115      6.21
    Civic Center Rev Ref Ser 1991A ...........................   7.500     04-01-17       BBB         195       219,428      6.67
    Civic Center Rev Ref Ser 1991A ...........................   7.500     04-01-17       BBB          55        59,910      6.89
  Redondo Beach Public Financing Auth,
    Rev South Bay Center Redevel Proj ........................   7.000     07-01-16       BBB+        950     1,031,748      6.45
  Richmond, County of,
    Imp Bd Act of 1915 Ref Reassessment District No 855 ......   6.600     09-02-19       BBB-      3,000     3,097,860       6.39
  Richmond Joint Powers Financing Auth,
    Rev Ser A ................................................   7.700     10-01-10       BBB-      1,645     1,837,991       6.89
  Riverside County Asset Leasing Corp,
    Leasehold Rev 1993 Ser A Riverside County Hosp Proj ......   6.500     06-01-12       A         1,000     1,123,860       5.78
  Sacramento Power Auth,
    Cogeneration Proj Rev Light & Pwr Imp ....................   6.000     07-01-22       BBB-     12,000    12,345,720      5.83
  Sacramento Unified School District,
    Spec Tax of Community Facil Dist 1 Ser B .................   7.300     09-01-13       Baa         760       877,101      6.33
  Saddleback Valley Unified School District,
    Spec Tax of Community Facil Dist 89-3 Ser A ..............   7.750     09-01-16       BBB       3,200     3,485,568      7.12
  San Bernardino, County of,
    Cert of Part Ser 1994 Medical Center Fin Proj ............   5.500     08-01-17       A-        3,750     3,731,850      5.53
    Cert of Part Ser 1994 Medical Center Fin Proj ............   5.500     08-01-17       AAA       5,000     5,066,450      5.43
    Cert of Part Ser A Medical Center Fin Proj ...............   5.500     08-01-15       AAA       5,875     5,932,869      5.45
    Cert of Part Ser B Cap Facil Proj ........................   6.875     08-01-24       AAA         350       426,125      5.65
  San Diego County Regional Transportation Commission,
    Sales Tax Rev 1991 Ser A .................................   7.000     04-01-06       AA-          90       100,765      6.25
  San Diego County Water Auth,
    Rev Cert of Part Reg RITES ...............................   7.342#    04-23-08       AAA       1,000     1,127,500      7.84
    Rev Cert of Part Reg RITES ...............................   7.342#    04-22-09       AAA         400       449,500      6.44
  San Diego, County of,
    Cert of Part Inmate Reception Center & Cooling ...........   6.750     08-01-19       AAA       3,000     3,459,090      5.85
  San Francisco State Building Auth,
    Lease Rev Ref 1993 Ser A Dept of Gen Serv ................   5.000     10-01-13       A         2,145     2,082,602      5.15
  San Francisco, City and County of,
    Resid Facil Ser A Coventry Park Proj .....................   8.500     12-01-26       BB        2,000     2,069,040      8.22

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16
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================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
California (continued)
  San Joaquin Hills Transportation Corridor Agency,
    Toll Rd Rev Jr Lien Cap Apprec ...........................    Zero%    01-01-03       BBB-     $5,000    $3,650,450      5.98%
    Toll Rd Rev Sr Lien Cap Apprec ...........................    Zero     01-01-14       BBB       5,000     1,936,700      5.89
    Toll Rd Rev Sr Lien Cap Apprec ...........................    Zero     01-01-22       BBB       6,500     1,541,800      6.00
  San Jose Financing Auth,
    Reassessment Rev 1994 Ser C ..............................   6.750     09-02-11       BBB+        810       828,306      6.60
  San Mateo County Joint Powers Financing Auth,
    Lease Rev Ref Cap Proj Prog ..............................   5.000     07-01-21       AAA       1,815     1,732,218      5.24
  Santa Ana Financing Auth,
    Lease Rev Ser A Police Admin & Holding Facil .............   6.250     07-01-19       AAA       1,790     1,993,434      5.61
    Lease Rev Ser A Police Admin & Holding Facil .............   6.250     07-01-24       AAA      10,000    11,258,000      5.55
  Santa Barbara, County of,
    1990 Cert of Part ........................................   7.500     02-01-11       AAA         250       272,010      6.89
    1991 Cert of Part ........................................   6.400     02-01-11       A+          250       264,850      6.04
  Santa Clarita Community Facilities,
    Spec Tax of Community Facil Dist 92-1 Ser A ..............   7.450     11-15-10       BBB       3,600     3,873,024      6.92
  Santa Rosa, City of,
    Wastewater Rev 1992 Ser A Subregional Wastewater Proj ....   6.500     09-01-22       AAA         500       556,560      5.84
  Saugus Unified School District,
    Cert of Part .............................................   7.500     08-01-09       BBB+        700       745,850      7.04
  Southern California Home Financing Auth,
    Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser A .......   6.750     09-01-22       AAA         835       873,802      6.45
    Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser B .......   7.750     03-01-24       AAA          45        47,622      7.32
  Southern California Public Power Auth,
    Rev Ref Southern Transmission Proj .......................    Zero     07-01-13       AAA       4,400     1,892,044      5.40
  Stanislaus Waste to Energy Financing Agency,
    Solid Waste Rev Ref Ogden Martin Sys Inc Proj ............   7.625     01-01-10       BBB+        940     1,008,065      7.11
  Suisun Redevelopment Agency,
    Tax Alloc Suisun City Redevel Agency .....................   7.250     10-01-20       AAA         415       449,897      6.69
  Torrance Redevelopment Agency,
    Tax Alloc Ref Ser 1992 Downtown Redevel Proj .............   7.125     09-01-21       BBB         500       540,465      6.59
  Turlock Irrigation District,
    Cert of Part .............................................   7.300     01-01-11       AAA       4,165     4,296,364      7.08
  University of California, The Regents of,
    1993 Ref Cert of Part UCLA Central Chiller/Cogeneration
      Facil ..................................................   5.400     11-01-11       Aa3       1,000       998,940      5.41
  Upland Housing Auth,
    Rev Iss A ................................................   7.500     07-01-03       BBB         190       197,492      7.22
    Rev Iss A ................................................   7.850     07-01-20       BBB       1,280     1,325,094      7.58
  Vallejo Sanitation and Flood Control District,
    Cert of Part .............................................   5.000     07-01-19       AAA       2,500     2,381,700      5.25
  Victor Valley Unified High School District,
    Cert of Part .............................................   7.875     11-01-12       AA        1,255     1,413,331      6.99
  West Covina Redevelopment Agency,
    Ref Community Facil Dist Spec Tax Fashion Plaza Proj .....   6.000     09-01-22       A         3,000     3,194,010      5.64
                                                                                                            -----------
                                                                                                            355,068,399
                                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17

================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                  PAR VALUE                 YIELD
                                                               INTEREST    MATURITY     CREDIT      (000s      MARKET        AT
STATE, ISSUER, DESCRIPTION                                       RATE        DATE       RATING*    OMITTED)    VALUE       MARKET +
--------------------------                                       ----        ----       -------    --------    -----       --------
Puerto Rico (5.67%)
  Puerto Rico Aqueduct and Sewer Auth,
    Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth
      of Puerto Rico .........................................   8.096%#   07-01-11       AAA      $7,500     $8,990,625     6.86%
  Puerto Rico Highway and Transportation Auth,
    Highway Rev Ref 1996 Ser Z ...............................   6.250     07-01-14       AAA       3,250     3,656,900      5.55
  Puerto Rico Ports Auth,
    Spec Facil Rev 1996 Ser A American Airlines Inc Proj .....   6.250     06-01-26       BBB-      2,000     2,120,360      5.90
  Puerto Rico, Commonwealth of,
    GO Pub Imp Ser 1996 ......................................   6.500     07-01-15       A         6,000     6,801,180      5.73
                                                                                                           ------------
                                                                                                             21,569,065
                                                                                                           ------------
                                                              TOTAL TAX-EXEMPT LONG TERM BONDS
                                                                           (Cost $348,318,365)    (98.94%) $376,637,464
                                                                                                   ======  ============

* Credit Ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Services, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

** This security having an aggregate value of $2,423,050 or 0.64% of the Fund's net asset value, has been purchased as a forward commitment -- that is, the Fund has agreed on trade date, to take delivery of and make payment for such security on a delayed basis subsequent to this schedule. The purchase price and interest rate of such security is fixed at trade date, although the Fund does not earn any interest on such security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $2,761,950 of Orange Cove Irrigation District, Cert of Part Rehab Proj, 7.00%, 02-01-15, has been segregated to cover the forward commitment.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

#  Represents the rate in effect on August 31, 1997.

The percentages shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.









                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18
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================================================================================
                              FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


Portfolio Concentration
--------------------------------------------------------------------------------

The California Tax-Free Income Fund invests primarily in securities issued by the state of California and its various political subdivisions. The performance of the Fund is closely tied to economic conditions within California and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the percentages of the Fund's investments at August 31, 1997 assigned to the various sector categories.

                                                                 MARKET VALUE
                                                                AS A PERCENTAGE
                                                                 OF THE FUND'S
SECTOR DISTRIBUTION                                               NET ASSETS:
-------------------                                               -----------
General Obligation ...........................................       1.79%
Revenue Bonds - Certificate of Participation .................      12.31
Revenue Bonds - Education ....................................      10.61
Revenue Bonds - Electric Power ...............................       5.36
Revenue Bonds - Health .......................................      21.91
Revenue Bonds - Housing ......................................       4.15
Revenue Bonds - Industrial Development Bond ..................       0.70
Revenue Bonds - Other ........................................      21.96
Revenue Bonds - Pollution Control Facilities .................       1.66
Revenue Bonds - Transportation ...............................       7.98
Revenue Bonds - Water & Sewer ................................      10.51
                                                                    -----
                              TOTAL TAX-EXEMPT LONG-TERM BONDS      98.94%
                                                                    =====

















                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund

NOTE A --
ACCOUNTING POLICIES
John Hancock California Tax-Free Income Fund (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and California personal income taxes as is consistent with preservation of capital.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,866,496 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2001 -- $35,453, August 31, 2002 --$277,226, August 31,
2003 -- $5,169,717, August 31, 2004 -- $2,378,578 and August 31, 2005 -- $5,522.
Effective August 31, 1996, the tax year of the Fund changed from December 31 to August 31. Additionally, net capital losses of $2,809,532 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Inter-

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


nal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended August 31, 1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

   For Federal income tax purposes, the amount, character and timing of the Funds gains and/or losses can be affected as a result of futures contracts.

   At August 31, 1997, open positions in financial futures contracts were as follows:

                                                                  UNREALIZED
EXPIRATION          OPEN CONTRACTS                POSITION       APPRECIATION
----------          --------------                --------       ------------
DEC 97              40 U.S. TREASURY BONDS        LONG              $2,500
                                                                    ======

   At August 31, 1997, the Fund has deposited $5,115,000 par value of City of Davis Redevelopment Agency, 7.00%, 09-01-24 bonds in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and cor-

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


responding  liability.   The  amount  of  the  liability  will  be  subsequently
marked-to-market to reflect the current market value of the written option.

   The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   There were no written option transactions for the year ended August 31, 1997.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND
OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent at an annual rate of 0.55% of the Fund's average daily net asset value.

   The Adviser has agreed to limit the Fund operating expenses to 0.75% and 1.50% of the average net assets attributable to Class A and Class B, respectively. Accordingly, the reduction in the Adviser's fee amounted to $275,247 for the year ended August 31, 1997. The limitation may be discontinued at any time.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended August 31, 1997, net sales charges received with regard to sales of Class A shares amounted to $646,473. Out of this amount, $83,720 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $497,377 was paid as sales commissions to unrelated broker-dealers and $65,376 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended August 31, 1997, contingent deferred sales charges paid to JH Funds amounted to $166,030.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. JH Funds has temporarily agreed to limit the distribution and service fees pursuant to Class A and Class B plans to 0.15% and 0.90% of the average daily net assets. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers.

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                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), a wholly owned subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Advisor to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At August 31, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $3,578.

NOTE C  --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended August 31, 1997, aggregated $56,930,304 and $61,701,464, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended August 31, 1997.

   The cost of investments owned at August 31, 1997 (including the joint repurchase agreement) for federal income tax purposes was $348,318,365. Gross unrealized appreciation and depreciation of investments aggregated $28,382,074 and $62,975, respectively, resulting in net unrealized appreciation of $28,319,099.

NOTE D --
RECLASSIFICATION OF ACCOUNTS
During the year ended August 31, 1997, the Fund has reclassified amounts to reflect an increase in accumulated net realized loss on investments of $14,979, and a decrease in undistributed net investment income of $38,671 and an increase in capital paid-in of $53,650. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

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                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - California Tax-Free Income Fund


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock California Tax-Free Income Fund (the "Fund"), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock California Tax-Free Income Fund at August 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


/s/ ERNST & YOUNG LLP


Boston, Massachusetts
October 14, 1997

TAX INFORMATION NOTICE (UNAUDITED)
For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund during its fiscal year ended August 31, 1997.

   For specific information on exemption provisions in your state, consult your local state tax office or your tax adviser.

   Income dividends are 99.79% tax-exempt. Approximately 5.78% of the 1997 income dividends are subject to the alternative minimum tax. None of the income was derived from U.S. Treasury obligations, or qualify for the corporate dividends received deductions. Shareholders will be mailed a 1997 U.S. Treasury Department Form 1099-DIV in January 1998 representing their proportionate share.















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              John Hancock Funds - California Tax-Free Income Fund




































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              John Hancock Funds - California Tax-Free Income Fund







































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              John Hancock Funds - California Tax-Free Income Fund












































                                       27
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   This  report  is for the  information  of  shareholders  of the John  Hancock
California Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[RECYCLE LOGO] Printed on Recycled Paper                             5300A  8/97
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